Other Assets and Receivable - Summary of information about right of use assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	€ 150	€ 158
Additions	34	26
Disposals	(5)	(1)
Modification of lease contracts	6	2
Depreciation through income statement	(30)	(32)
Increase (decrease) through net exchange differences, right-of-use assets	7
On December 31	162	150
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	290
On December 31	314	290
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	(140)
On December 31	(152)	(140)
Real estate held for own use [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	138	143
Additions	31	19
Disposals	(5)	(1)
Modification of lease contracts	6	2
Depreciation through income statement	(22)	(24)
Increase (decrease) through net exchange differences, right-of-use assets	6
On December 31	154	138
Real estate held for own use [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	247
On December 31	284	247
Real estate held for own use [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	(109)
On December 31	(130)	(109)
Equipment 1 [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	10	14
Additions	0	4
Disposals	0
Modification of lease contracts	0
Depreciation through income statement	(6)	(8)
On December 31	4	10
Equipment 1 [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	37
On December 31	21	37
Equipment 1 [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	(27)
On December 31	(16)	(27)
Other Assets [Member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	3	1
Additions	3	3
Disposals	0
Modification of lease contracts	0
Depreciation through income statement	(2)	(1)
On December 31	4	3
Other Assets [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	7
On December 31	10	7
Other Assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	(3)
On December 31	€ (5)	€ (3)